Share-based compensation - Expenses recognized in profit or loss (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plan in force:
Cash settled		R$ (188)	R$ 1,318	R$ 41
Shares granted to executives’ officers		448	246	751
Expenses recognized in profit or loss (note 24)	[1]	5,486	2,531	934
Other effects in shareholders’ equity		0	1,282	1,751
Total		5,486	3,813	2,685
(-) Effect of cash settled		188	(1,318)	(41)
Effect of movements in exchange rates		(127)	3	8
Total shareholders’ equity		5,547	2,498	2,652
Stock Options Plan [member]
Plan in force:
Equity settled		1,776	967	142
Cash settled		(188)	1,318	41
(-) Effect of cash settled		188	(1,318)	(41)
Restricted stock units (RSU)
Plan in force:
Equity settled		3,401	0	0
Incentive stock options (ISO)
Plan in force:
Equity settled		R$ 49	R$ 0	R$ 0

[1]	Share-based compensation includes R$4,235 (R$1,930 as of December 31, 2021 and R$139 as of December 31, 2020) classified as cost of services and R1,251 (R$600 as of December 31, 2021 and R$795 as of December 31, 2020) as expenses.